Intangible Assets, Net - Summary of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 9,333	$ 1,361	¥ 8,384
Less: accumulated amortization	7,098	1,035	6,950
Intangible assets, net	2,235	326	1,434
Trade Name
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	4,000	583	4,000
Student Base and Customer Relationship
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	2,200	321	2,200
School Cooperation Agreements
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,000	146	1,000
Non-compete Agreement
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	0	0	440
Purchased Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,831	267	442
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 302	$ 44	¥ 302